UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check only one): [   ]  is a restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Woodside Asset Management, Inc.
Address:   3000 Sand Hill Road, 2-160
           Menlo Park, CA  94025

Form 13F File Number:  28-6942

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Claudia Belmessieri
Title:  Operations Manager
Phone:  (650) 854-5100

Signature, Place, and Date of Signing:


Claudia Belmessieri, Menlo Park, August 11, 2000

Report Type  (Check only one):

[ X ]  13F HOLDINGS REPORT.

[   ]  13F NOTICE.

[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  49
Form 13F Information Table Value Total:  $156,163

List of Other Included Managers:

None

                     Class           MktVal        Prn Invst Oth Voting
Name of Issuer       Title CUSIP     x$1000 Shares Amt Dscrt Mgr Sole   Shr None
-------------------- ----- --------- ------ ------ --- ----- --- ------ --- ----

Amgen, Inc.          COM   031162100   4743  77275 SH  SOLE      77275  0   0
3Com Corp.           COM  885535104    3422  59380 SH  SOLE      59380  0   0
Advent Software      COM  007974108     330   5112 SH  SOLE      5112   0   0
Agilent Tech Inc.    COM  00846u101    2275  30852 SH  SOLE      30852  0   0
American Intl Group  COM  026874107    4352  37040 SH  SOLE      37040  0   0
American Power Conv. COM  029066107    2051  50247 SH  SOLE      50247  0   0
Amgen, Inc.          COM  031162100    5870  83555 SH  SOLE      83555  0   0
AvalonBay Comm., Inc COM  053484101    4986 119425 SH  SOLE      119425 0   0
Barrick Gold Corp.   COM  067901108    4145 227879 SH  SOLE      227879 0   0
Black Box Corp.      COM  091826107    5198  65650 SH  SOLE      65650  0   0
Bristol Myers Squibb COM  110122108    3939  67628 SH  SOLE      67628  0   0
Broadvision Inc.     COM  111412102     503   9900 SH  SOLE      9900   0   0
Calpine Corp.        COM  131347106    6927 105350 SH  SOLE      105350 0   0
Cisco Systems        COM  17275R102    6884 108301 SH  SOLE      108301 0   0
EMC Corp. Mass.      COM  268648102     400   5200 SH  SOLE      5200   0   0
Equity Office Prop   COM  294741103    3102 112552 SH  SOLE      112552 0   0
Equity Residential   COM  29476L107    4623 100508 SH  SOLE      100508 0   0
ExxonMobil Corp      COM  30231G102     221   2820 SH  SOLE      2820   0   0
Gemstar-TV Guide     COM  g3788v106    4629  75325 SH  SOLE      75325  0   0
General Electric     COM  369604103    4419  83373 SH  SOLE      83373  0   0
Global Crossing, Ltd COM  G3921A100    3050 115900 SH  SOLE      115900 0   0
Hewlett Packard      COM  428236103    4023  32214 SH  SOLE      32214  0   0
Imperial Bancorp     COM  452556103    2984 191755 SH  SOLE      191755 0   0
Intel Corporation    COM  458140100    5964  44610 SH  SOLE      44610  0   0
Intl Business Mach   COM  459200101     274   2500 SH  SOLE      2500   0   0
Internet Capital Grp COM  46059C106    2337  63145 SH  SOLE      63145  0   0
JDS Uniphase Corp.   COM  46612j101    4694  39160 SH  SOLE      39160  0   0
Johnson & Johnson    COM  478160104     383   3758 SH  SOLE      3758   0   0
L-3 Communications   COM  502424104    2160  37850 SH  SOLE      37850  0   0
LSI Logic Corp.      COM  502161102     217   4000 SH  SOLE      4000   0   0
Ligand Pharm         COM  53220K207    3030 229800 SH  SOLE      229800 0   0
Linear Technology    COM  535678106     294   4600 SH  SOLE      4600   0   0
Microsoft            COM  594918104    4493  56165 SH  SOLE      56165  0   0
Morgan Stanley DW    COM  617446448    4300  51650 SH  SOLE      51650  0   0
Nokia Corp. ADR      COM  654902204     280   5600 SH  SOLE      5600   0   0
Nortel Networks      COM  656568102     405   5928 SH  SOLE      5928   0   0
Oracle Corporation   COM  68389x105    7485  89040 SH  SOLE      89040  0   0
Pfizer Inc.          COM  717081103    2392  49830 SH  SOLE      49830  0   0
Qualcomm Inc.        COM  747525103    5053  84220 SH  SOLE      84220  0   0
Quantum DLT & Stor   COM  747906204     662  68342 SH  SOLE      68342  0   0
Quantum Hard Dsk Dr. COM  747906303     378  34170 SH  SOLE      34170  0   0
Royal Dutch Petrol.  COM  780257804    4364  70887 SH  SOLE      70887  0   0
Siebel Systems Inc.  COM  826170102    3146  19235 SH  SOLE      19235  0   0
SpectraLink Corp     COM  847580107     158  10786 SH  SOLE      10786  0   0
Spieker Properties   COM  848497103   10226 222300 SH  SOLE      222300 0   0
Sprint Corp.         COM  852061100    3755  73625 SH  SOLE      73625  0   0
Sun Microsystems     COM  866810104     755   8300 SH  SOLE      8300   0   0
Vornado Realty Trust COM  929042109    4321 124350 SH  SOLE      124350 0   0
Wal-Mart             COM  931142103    4013  69639 SH  SOLE      69639  0   0
Watson Pharm         COM  942683103    2291  42620 SH  SOLE      42620  0   0
